Schedule of sensitivity analysis (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IXIARO [member]
IfrsStatementLineItems [Line Items]
Weighted average cost of capital	7.49%	7.55%
Break-even weighted average cost of capital	53.11%	54.44%
DUKORAL [member]
IfrsStatementLineItems [Line Items]
Weighted average cost of capital	7.23%	7.30%
Break-even weighted average cost of capital	13.10%	10.58%
COVID [member]
IfrsStatementLineItems [Line Items]
Weighted average cost of capital	7.77%
Break-even weighted average cost of capital	75.34%